SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The interim consolidated financial statements of Piedmont Lithium Limited and its consolidated entities (collectively, the “Group”) for the six-months ended December 31, 2019 were authorised for issue in accordance with the resolution of the directors on March 6, 2020.

Piedmont Lithium Limited (the “Company”) is a for profit company limited by shares, incorporated and domiciled in Australia, whose shares are publicly traded on the Australian Securities Exchange (“ASX”) and Nasdaq Capital Market (“NASDAQ”). The Group’s principal activities are the exploration and development of mineral resource properties.

(a)	Basis of Preparation

This general-purpose financial report for the interim six-month reporting period ended December 31, 2019 has been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

This interim financial report does not include all the notes of the type normally included in an annual financial report.  Accordingly, this report is to be read in conjunction with the annual report of the Company for the year ended June 30, 2019 and any public announcements made by the Company and its controlled entities during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The financial report has been prepared on a historical cost basis and is presented in United States dollars (US$).

The consolidated financial statements have been prepared on a going concern basis, which assumes the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the ordinary course of business.

The accounting policies and methods of computation adopted in the preparation of the interim financial report are consistent with those adopted and disclosed in the Group’s annual financial report for the financial year ended June 30, 2019, except as disclosed below. These accounting policies are consistent with Australian Accounting Standards and with International Financial Reporting Standards.

(b)	Statement of Compliance

In the current period, the Group has adopted all of the new and revised standards, interpretations and amendments that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2019.  New and revised standards and amendments thereof and interpretations effective for the current reporting period that are relevant to the Group include:

•	AASB 16 Leases
•	Interpretation 23 Uncertainty over Income Tax Treatments
•	AASB 2017-7 Amendments to Australian Accounting Standards – Long-term Interests in Associates and Joint Ventures
•	AASB 2018-1 Amendments to Australian Accounting Standards – Annual Improvements 2015-2017 Cycle
•	AASB 2018-2 Amendments to Australian Accounting Standards – Plan Amendment, Curtailment or Settlement

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. Other than AASB 16, the other new standards have not had a material effect on the Group’s financial statements. A discussion on the adoption of AASB 16 is included in note 1(c).

(c)	Changes in Accounting Policies

The accounting policies adopted in the preparation of the half-year financial report are consistent with those applied in the preparation of the Group’s annual financial report for the year ended June 30, 2019, except for new standards, amendments to standards and interpretations effective July 1, 2019 as set out in note 1(b).

AASB 16 Leases

The Group applied AASB 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognised in retained earnings at July 1, 2019. Accordingly, the comparative information presented for 2018 and 2019 is not restated – i.e. it is presented, as previously reported, under AASB 117 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in AASB 16 have not generally been applied to comparative information.

Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining whether an Arrangement contains a Lease. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in AASB 16.

On transition to AASB 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied AASB 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under AASB 117 and IFRIC 4 were not reassessed for whether there is a lease under AASB 16.

As a lessee

As a lessee, the Group leases primarily property assets. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under AASB 16, the Group recognises right-of-use assets and lease liabilities for most of these leases – i.e. these leases are now on-balance sheet.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for leases of property the Group has elected not to separate non-lease components and account for the lease and associated non-lease components as a single lease component.

Leases classified as operating leases under AASB 117

Previously, the Group classified property leases as operating leases under AASB 117. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at July 1, 2019. The Group has measured right-of-use assets at their carrying amount as if AASB 16 had been applied since the commencement date, discounted using the Group’s incremental borrowing rate at the date of initial application.

The Group used a number of practical expedients when applying AASB 16 to leases previously classified as operating leases under AASB 117. In particular, the Group:

•	did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;
•	did not recognise right-of-use assets and liabilities for leases of low value assets (e.g. IT equipment);
•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and
•	used hindsight when determining the lease term.

Leases classified as finance leases under AASB 117

The Group did not have any leases that were previously classified as finance leases under AASB 117.

Impact on transition

On transition to AASB 16, the Group recognised additional right-of-use assets and additional lease liabilities, recognising the difference in accumulated losses. The impact on transition is summarised below.

	As previously reported US$	AASB 16 adjustment US$	As adjusted at July 1, 2019 US$
Property, plant and equipment	26,195	222,116	248,311
Other financial liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

When measuring liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at July 1, 2019. The weighted average rate applied is 13%.

(d)	Issued standards and interpretations not early adopted

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended December 31, 2019. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business	January 1, 2020	July 1, 2020
AASB 2018-7 Amendments to Australian Accounting Standards – Definition of Material	January 1, 2020	July 1, 2020
Conceptual Framework for Financial Reporting (Conceptual Framework)	January 1, 2020	July 1, 2020
2019-1 Amendments to Australian Accounting Standards – References to the Conceptual Framework	January 1, 2020	July 1, 2020
AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business	January 1, 2020	July 1, 2020